Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the income tax expense are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018

Current	$-	$7,243	$151,153
Deferred	-	-	(1,853,280)
Total	$-	$7,243	$(1,702,127)

Schedule of Income Tax Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2020, 2019 and 2018 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
(Loss) before income taxes	$(9,075,353)	$(61,988,515)	$(5,520,864)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(2,268,838)	(15,497,129)	(1,380,216)
Reconciling items:
Valuation allowance	-	1,798,398	-
Effect of tax holidays	109,630	93,455	(2,209,107)
Temporary difference	2,133,790	13,369,701	1,586,726
Permanent difference	25,418	242,818	300,470
Income tax (benefit) expense	$-	$7,243	$(1,702,127)

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2020	As of December 31, 2019

Deferred income tax assets
Net operating loss carry forwards	$-	$1,798,398
Total Deferred income tax assets	-	1,798,398
Less: Valuation allowance	-	(1,798,398)
Net deferred income tax assets	$-	$-

	As of December 31, 2020	As of December 31, 2019
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

Schedule of Tax Payable

Taxes payable consisted of the following:

	As of December 31, 2020	As of December 31, 2019

Corporate income tax payable	$805,117	$423,563
Value added tax payable	202,395	548,276
Other surtaxes payable	45,737	14,356
Total	$1,053,249	$986,195